Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
2021	$ 391,097,267
2022	117,932,866
2023	131,155,018
2024	181,061,085
2025	114,228,026
2026 and thereafter	1,323,253,055
Total	$ 2,258,727,317	$ 1,983,174,088